Related Parties - Transactions with Trip.com and its Subsidiaries (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Balance Outstanding
Trade payables	$ 33,518	$ 23,812
Trip.com and its Subsidiaries [Member]
Balance Outstanding
Trade and other receivables	345	62
Trade payables	373	$ 489
Advance to vendor	$ 21